Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,854,000.00
Previously Paid Amount	0.00
Total Fee Amount	946.54
Total Offset Amount	$ 0.00
Narrative Disclosure	Rule 457(r)
Net Fee	$ 946.54
Narrative - Max Aggregate Offering Price	$ 6,854,000.00
Final Prospectus	true